Note 9 - Intangible Assets	12 Months Ended
Jan. 31, 2020
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
Note
9
- Intangible Assets

	January 31,	January 31,
	2020	2019
Cost
Customer agreements and relationships	226,514	177,224
Existing technology	262,614	184,641
Trade names	8,582	7,754
Non-compete covenants	9,985	6,173
	507,695	375,792
Accumulated amortization
Customer agreements and relationships	98,241	82,028
Existing technology	142,757	110,051
Trade names	5,124	4,456
Non-compete covenants	4,617	3,065
	250,739	199,600
Net	256,956	176,192

Intangible assets related to our acquisitions are recorded at their fair value at the acquisition date. The change in intangible assets during the year ended
January 31, 2020
is primarily due to the acquisitions of Visual Compliance, CORE, STEPcom and BestTransport, partially offset by amortization. The balance of the change in intangible assets is due to foreign currency translation.

Intangible assets with a finite life are amortized into income over their useful lives. Amortization expense for existing intangible assets is expected to be
$257.0
million over the following periods:
$52.7
million for
2021,
$48.3
million for
2022,
$40.7
million for
2023,
$28.9
million for
2024,
$25.9
million for
2025
and
$60.5
million thereafter. Expected future amortization expense is subject to fluctuations in foreign exchange rates and assumes no
future adjustments to acquired intangible assets.